Earnings (Loss) Per Share (Details) - Schedule of Weighted-Average Number of Ordinary Shares (Diluted) - Number of shares [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Weighted-average number of ordinary shares (basic)	544,906,149	544,906,149	531,995,467
Effect of warrants			83,552,979
Weighted average number of ordinary shares (diluted)	544,906,149	544,906,149	615,548,446